Pension Plans	9 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Pension Plans
16.	Pension Plans
The Company and certain subsidiaries have contributory and
non-contributory
pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum
payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.
The Company and certain subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in debt securities and marketable equity securities.
Net periodic pension cost for the nine months ended December 31, 2021 and 2022 consists of the following:

	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Japanese plans:
Service cost	¥4,540	¥4,290
Interest cost	594	522
Expected return on plan assets	(1,997)	(2,051)
Amortization of prior service credit	(50)	(19)
Amortization of net actuarial loss	309	58

Net periodic pension cost	¥3,396	¥2,800

	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Overseas plans:
Service cost	¥2,966	¥2,741
Interest cost	986	1,533
Expected return on plan assets	(3,139)	(3,561)
Amortization of prior service credit	(253)	(238)
Amortization of net actuarial loss	383	11
Amortization of transition obligation	1	1

Net periodic pension cost	¥944	¥487

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.
Net periodic pension cost for the three months ended December 31, 2021 and 2022 consists of the following:

	Millions of yen
	Three months ended December 31, 2021	Three months ended December 31, 2022
Japanese plans:
Service cost	¥1,517	¥1,465
Interest cost	175	175
Expected return on plan assets	(666)	(689)
Amortization of prior service credit	(17)	(6)
Amortization of net actuarial loss	103	20

Net periodic pension cost	¥1,112	¥965

	Millions of yen
	Three months ended December 31, 2021	Three months ended December 31, 2022
Overseas plans:
Service cost	¥992	¥928
Interest cost	327	523
Expected return on plan assets	(1,046)	(1,213)
Amortization of prior service credit	(85)	(81)
Amortization of net actuarial loss	128	4
Amortization of transition obligation	0	0

Net periodic pension cost	¥316	¥161

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.